Segment Information - Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 31,291	$ 70,672	$ 86,748	$ 62,151	$ 53,184	$ 58,126
Operating Segments | Sell-side advertising
Segment Reporting Information [Line Items]
Total assets	3,807	34,354				25,512
Operating Segments | Buy-side advertising
Segment Reporting Information [Line Items]
Total assets	20,604	22,539				25,686
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	$ 6,880	$ 13,779				$ 6,928